Senior loans payable (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Maturities of Long-term Debt

$

2021	405,698
2022	426,454
2023	296,356
2024	-
2025	400,000,000

401,128,508

2025 Senior Notes [Member]
Summary of debt	As at December 31, 2020, the 2025 Senior Notes had a face value of $
400
 million and an amortized cost balance of approximately, $
389
 million.

	2020	2019
	$	$

2025 Senior Notes	388,906,059	-
Less: Current portion	-	-

	388,906,059	-

2020 Revolving Facility [Member]
Summary of debt	As at December 31, 2020, the 2020 Revolving Facility had a face value and amortized cost balance of $nil (2019 - $nil).

	2020 $	2019 $
2020 Revolving Facility	-	-

Amended May 2019 Loans [Member]
Summary of debt	The settlement of the Revolving Facility was considered debt modification for accounting purposes and a cost of approximately $0.9 million was added to the issuance costs of the 2020 Revolving Facility.

	2020 $	2019 $
Term Loan A and Revolving Facility	-	87,824,000
Term Loan B	-	250,710,995
Less: Current portion	-	(3,320,000)

	-	335,214,995

Wesley Chapel Loan [Member]
Summary of Maturities of Long-term Debt	Subject to the provisions described below, the minimum annual principal payments with respect to the Wesley Chapel Loan (face value) are as follows:

$
2021	405,698
2022	426,454
2023	296,356

1,128,508

Summary of debt	As at December 31, 2020, the Wesley Chapel Loan had an amortized cost balance of approximately, $1.1 million.

	2020 $	2019 $

Wesley Chapel Loan	1,079,684	1,447,327
Less: Current portion	(405,698)	(385,952)

	673,986	1,061,375